Interest Expense - Summary of Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Interest costs [abstract]
Total interest expense	$ 106,956	$ 84,434	$ 277,638	$ 294,090